Non-consolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2011
Fnma Gnma Vie [Member]
Carrying Amount and Classification of Assets Related to the Corporation's Variable Interests in Non-Consolidated VIEs and Maximum Exposure to Loss
(In thousands)	2011	2010
Assets
Servicing assets:
Mortgage servicing rights	$101,511	$107,313
Total servicing assets	$101,511	$107,313
Other assets:
Servicing advances	$3,027	$2,706
Total other assets	$3,027	$2,706
Total	$104,538	$110,019
Maximum exposure to loss	$104,538	$110,019

Prlp2011 Holdings Llc Joint Venture [Member]
Carrying Amount and Classification of Assets Related to the Corporation's Variable Interests in Non-Consolidated VIEs and Maximum Exposure to Loss
(In thousands)
Assets
Loans held-in-portfolio:
Acquisition loan	$85,825
Working capital line advances	2,208
Advance facility advances	3,256
Total loans held-in-portfolio	$91,289
Other assets:
Investment in PRLP 2011 Holdings LLC	$16,122
Total other assets	$16,122
Total	$107,411
Maximum exposure to loss	$107,411